5. GROUP STRUCTURE (Details 13) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Group Structure
Exploratory well costs, beginning	$ 19	$ 15	$ 16
Increases	30	8	8
Transferred to development	(11)	0	(8)
Loss of the year	(5)	(1)	(1)
Exploratory well costs, ending	$ 33	$ 19	$ 15
Number of wells at the end of the year	9	7	7